FLEXSHARES® TRUST

SUPPLEMENT DATED APRIL 22, 2019 TO THE

FLEXSHARES® READY ACCESS VARIABLE INCOME FUND SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED MARCH 1, 2019

Effective immediately, the number of shares in a Creation Unit for the FlexShares Ready Access Variable Income Fund (the “Fund”) is 25,000 shares or multiples thereof. All references to a Creation Unit block size of 50,000 shares for the Fund in the Summary Prospectus, Prospectus and Statement of Additional Information are deleted and replaced with a Creation Unit block size of 25,000 shares.

Effective immediately, the standard creation/redemption transaction fee is $175 for the Fund. All references to a standard creation/redemption transaction fee of $350 for the Fund in the Prospectus and Statement of Additional Information are deleted and replaced with a standard creation/redemption transaction fee of $175.

Please retain this Supplement with your Summary Prospectus, Prospectus and Statement of
Additional Information for future reference.